Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stock-Based Compensation
Schedule of weighted-average assumptions used in estimation of grant date fair values

	Year Ended December 31,
	2013	2012	2011
Expected term (years)	6.25	6.25	6.25
Volatility	62%	60%	60%
Expected dividend yield	0%	0%	0%
Risk-free interest rates	2.45%	1.10%	1.35%

Summary of stock option activity

A summary of stock option activity during the three months ended March 31, 2014 is as follows (in thousands, except for per share amounts):

	Shares	Weighted-Average Exercise Price (in dollars per share)	Weighted-Average Contractual Life (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2013	1,667	$7.05
Granted	1,144	7.80
Exercised	—	—
Forfeited	(116)	9.00

Options outstanding at March 31, 2014	2,695	$7.28	8.08	$6,607

Options exercisable at March 31, 2014	1,142	$6.31	6.41	$3,916

Options vested or expected to vest at March 31, 2014	2,608	$7.26	8.04	$6,456

	Shares	Weighted-Average Exercise Price (in dollars per share)	Weighted-Average Contractual Life (In Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2012	1,710	$7.07
Granted	1,064	7.87
Exercised	(5)	2.51
Forfeited	(1,097)	7.91
Expired	(5)	3.42

Options outstanding at December 31, 2013	1,667	$7.05	7.07	$2,283

Options exercisable at December 31, 2013	1,086	$6.22	6.60	$2,231

Options vested or expected to vest at December 31, 2013	1,635	$7.02	7.06	$2,280

Summary of stock-based compensation expense by financial statement line

The following table summarizes stock-based compensation expense by financial statement line (in thousands):

	Years Ended December 31,
	2013	2012	2011
Research and development	$302	$338	$118
General and administrative	1,206	1,457	186

Share-based compensation expense included in operating expenses	$1,508	$1,795	$304